Non-trading securities	12 Months Ended
Mar. 31, 2016
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2015 and 2016.

	Millions of yen
	March 31, 2015
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥106,785	¥5,123	¥36	¥111,872
Other debt securities(2)	161,631	22,717	95	184,253
Equity securities(3)	40,315	22,751	230	62,836

Total	¥308,731	¥50,591	¥361	¥358,961

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥84,926	¥4,046	¥162	¥88,810
Other debt securities(2)	161,685	14,078	1,251	174,512
Equity securities(3)	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.
(3)	Primarily Japanese equity securities.

For the year ended March 31, 2015, non-trading securities of ¥75,745 million were disposed of resulting in ¥5,008 million of realized gains and ¥15 million of realized losses. Total proceeds received from these disposals were ¥80,738 million. For the year ended March 31, 2016, non-trading securities of ¥63,752 million were disposed of resulting in ¥3,841 million of realized gains and ¥631 million of realized losses. Total proceeds received from these disposals were ¥66,962 million. Related gains and losses were computed using the average method. There were no transfers of non-trading securities to trading assets for the year ended March 31, 2015 and 2016

The following table presents an analysis of the fair value of non-trading debt securities by residual contractual maturity as of March 31, 2016. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	March 31, 2016
		Years to maturity
	Total	Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥263,322	¥23,543	¥150,072	¥70,079	¥19,628

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2015 and 2016.

	Millions of yen
	March 31, 2015
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥17,536	¥5	¥13,127	¥31	¥30,663	¥36
Other debt securities	12,814	95	—	—	12,814	95
Equity securities	2,064	230	—	—	2,064	230

Total	¥32,414	¥330	¥13,127	¥31	¥45,541	¥361

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥4,611	¥159	¥13,673	¥3	¥18,284	¥162
Other debt securities	35,606	1,251	—	—	35,606	1,251
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646

As of March 31, 2015, the total number of non-trading securities in unrealized loss positions was 26. As of March 31, 2016, the total number of non-trading securities in unrealized loss positions was 52.

For the years ended March 31, 2015 and 2016, other-than-temporary impairment losses recognized for non-trading equity securities and reported within Revenue—Other were ¥16 million and ¥486 million, respectively. For the year ended March 31, 2015, the credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities was ¥98 million. For the year ended March 31, 2016, there were no credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities. For the year ended March 31, 2015 and March 31, 2016, the non-credit loss component of other-than-temporary impairment losses recognized for Government, agency and municipal securities and other debt securities and reported within Other comprehensive income (loss) were ¥31 million and ¥(28) million. For the year ended March 31, 2015 and 2016, other gross unrealized losses of non-trading securities were considered temporary.